CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and cash equivalents	$ 2,742	$ 3,456
Marketable securities	6,413	21,035
Accounts receivable (net of allowance of $137 and $139 at December 31, 2011 and 2012 respectively)	5,464	7,765
Note receivable	0	0
Inventory	1,520	1,675
Research and development tax credit receivable current portion	6,632	79
Prepaid expenses and other current assets	2,314	2,642
Total current assets	25,085	36,652
Goodwill	18,491	0
Property and equipment, net	18,238	19,383
Intangible assets, net	41,589	0
Other assets:
Research and development tax credit receivable less current portion	13,725	13,203
Other long-term assets	183	164
Total assets	117,311	69,402
LIABILITIES AND SHAREHOLDERS' EQUITY
Current portion of long-term debt	3,351	2,026
Current portion of capital lease obligations	77	97
Accounts payable	3,596	3,920
Current portion of deferred revenue	614	2,836
Advances from customers	575	1,962
Accrued expenses	5,013	5,478
Other current liabilities	1,133	1,995
Total current liabilities	14,359	18,314
Long-term debt, less current portion	33,278	1,689
Capital lease obligations, less current portion	179	251
Deferred revenue, less current portion	181	1,531
Deferred tax liabilities	14,130	0
Other long-term liabilities	24,680	17,823
Total long-term liabilities	72,448	21,294
Commitments and contingencies:	0	0
Shareholders' equity:
Ordinary shares: 24,962,250 issued and outstanding at December 31, 2011 and 25,415,400 at December 31, 2012 (shares authorised 33,931,990) at nominal value of 0.122 euro	3,714	3,641
Additional paid-in capital	209,158	205,489
Accumulated deficit	(192,621)	(189,393)
Accumulated other comprehensive income	10,253	10,057
Total shareholders' equity	30,504	29,794
Total liabilities and shareholders' equity	$ 117,311	$ 69,402